Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Quarterly Financial Data [Abstract]
Summary of Quarterly Financial Data
	For the three months ended				Year Ended
	June 30, 2018	September 30, 2018	December 31, 2018	March 31, 2019	March 31, 2019
Revenue(1)
Air ticketing	40,448	41,067	43,506	41,693	166,714
Hotels and packages	76,278	44,860	58,204	58,182	237,524
Bus ticketing	15,081	11,846	14,679	12,139	53,745
Other revenue	5,603	5,836	8,426	8,163	28,028
Total revenue	137,410	103,609	124,815	120,177	486,011
Other income	3	78	78	61	220
Service cost
Procurement cost of hotel and packages services	57,261	29,491	37,156	36,916	160,824
Other cost of providing services	3,103	2,962	4,758	1,765	12,588
Personnel expenses	26,961	28,745	29,645	28,216	113,567
Marketing and sales promotion expenses(1)	55,929	44,755	49,696	41,700	192,080
Other operating expenses	32,984	30,961	33,631	35,719	133,295
Depreciation and amortization	6,718	6,610	6,586	6,903	26,817
Result from operating activities	(45,543)	(39,837)	(36,579)	(30,981)	(152,940)
Loss before tax	(51,196)	(46,995)	(29,493)	(40,939)	(168,623)
Loss for the period	(51,231)	(46,965)	(29,294)	(40,393)	(167,883)

Note 1 :

Effective April 1, 2018, the Group adopted the new revenue recognition standard, IFRS 15 – Revenue from Contracts with Customers. Post adoption of the new standard, customer inducement/acquisition costs for acquiring customers and promoting transactions across various booking platforms such as upfront cash incentives and select loyalty programs cost, which when incurred were previously recorded as marketing and sales promotion costs, are now being recorded as a reduction of revenue. The Group adopted the new standard by using the cumulative effect method and accordingly the comparative information has not been restated.

	For the three months ended				Year Ended
	June 30, 2017	September 30, 2017	December 31, 2017	March 31, 2018	March 31, 2018
Revenue
Air ticketing	41,325	40,322	40,474	45,270	167,391
Hotels and packages	134,574	98,274	113,720	93,395	439,963
Bus ticketing	13,001	11,002	13,245	13,684	50,932
Other revenue	3,156	3,319	5,038	5,457	16,970
Total revenue	192,056	152,917	172,477	157,806	675,256
Other income	12	88	174	161	435
Service cost
Procurement cost of hotel and packages services	58,357	32,271	43,730	34,989	169,347
Other cost of providing services	1,819	1,376	1,661	1,674	6,530
Personnel expenses	29,821	29,015	26,894	28,427	114,157
Marketing and sales promotion expenses	133,021	115,947	108,971	93,879	451,818
Other operating expenses	29,599	28,272	32,632	30,063	120,566
Depreciation, amortization and impairment	7,447	7,707	6,931	10,627	32,712
Result from operating activities	(67,996)	(61,583)	(48,168)	(41,692)	(219,439)
Loss before tax	(68,415)	(62,271)	(45,432)	(44,031)	(220,149)
Loss for the period	(68,454)	(62,321)	(45,348)	(44,117)	(220,240)